AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON JANUARY 3, 2025.

Investment Company Act of 1940 File No.: 811-23161

Securities Act of 1933 File No.: 333-212032

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]

Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 105	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]

Amendment No. 108	[X]

(Check appropriate box or boxes)

Nushares ETF Trust

(Exact Name of Registrant as Specified in Charter)

333 West Wacker Drive

Chicago, IL 60606

(Address of Principal Executive Offices, Zip Code)

(312) 917-7700

(Registrant’s Telephone Number, including Area Code)

Diana R. Gonzalez

Vice President and Secretary

8500 Andrew Carnegie Boulevard

Charlotte, NC 28262

(Name and Address of Agent for Service)

Copies to:

Eric F. Fess Chapman and Cutler LLP 111 West Monroe Street Chicago, IL 60603	W. John McGuire Morgan, Lewis & Bockius LLP 1111 Pennsylvania Ave, NW Washington, DC 20004

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☒	On January 13, 2025 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 105 to the Registration Statement on Form N-1A for Nushares ETF Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “1933 Act”) solely for the purpose of delaying, until January  13, 2025, the effectiveness of Post-Effective Amendment No. 101 (“PEA No.  101”), which was filed with the Commission via EDGAR Accession No. 0001193125-24-241936 on October 23, 2024, pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act. Since no other changes are intended to be made to PEA No. 101 by means of this filing, Parts A, B and C of PEA No. 101, as indicated below, are incorporated herein by reference.

PART A – PROSPECTUS

The Prospectus for the Nuveen High Yield Municipal Income ETF and Nuveen Municipal Income ETF is incorporated herein by reference to Part A of PEA No. 101.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Information for the Nuveen High Yield Municipal Income ETF and Nuveen Municipal Income ETF is incorporated herein by reference to Part B of PEA No. 101.

PART C – OTHER INFORMATION

The Part C for the Nuveen High Yield Municipal Income ETF and Nuveen Municipal Income ETF is incorporated herein by reference to Part C of PEA No. 101.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 105 to Registration Statement No. 333-212032 to be signed on its behalf by the undersigned, duly authorized, in the City of Charlotte and State of North Carolina, on the 3rd day of January 2025.

Nushares ETF Trust

BY:	/s/ Diana R. Gonzalez
Diana R. Gonzalez
Vice President and Secretary

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title		Date
/s/ Marc Cardella Marc Cardella	Vice President and Controller (principal financial and accounting officer)		January 3, 2025

/s/ Briton Ryan Briton Ryan	Chief Administrative Officer (principal executive officer)

JOSEPH A. BOATENG*	Trustee

MICHAEL A. FORRESTER*	Trustee

THOMAS J. KENNY*	Co-Chair of the Board and Trustee

AMY B.R. LANCELLOTTA*	Trustee

JOANNE T. MEDERO*	Trustee

ALBIN F. MOSCHNER*	Trustee

JOHN K. NELSON*	Trustee	By:*	/s/ Diana R. Gonzalez Diana R. Gonzalez Attorney-in-Fact January 3, 2025
LOREN M. STARR*	Trustee
MATTHEW THORNTON III*	Trustee

TERENCE J. TOTH*	Trustee

MARGARET L. WOLFF*	Trustee

ROBERT L. YOUNG*	Co-Chair of the Board and Trustee

*

The powers of attorney authorizing Diana R. Gonzalez, among others, to execute this Registration Statement, and Amendments thereto, for the Trustees of the Registrant on whose behalf this Registration Statement is filed, have been executed and filed as exhibit (q) to the Registrant’s Registration Statement.